SCHEDULE OF ACCOUNTS PAYABLES ACCRUALS AND OTHER PAYABLE (Details) - USD ($)	May 31, 2026	Aug. 31, 2025	Aug. 31, 2024
Payables and Accruals [Abstract]
Accounts payable	$ 245,119	$ 224,949	$ 154,854
Accruals	332,338	323,245	113,046
Other payables	215,684	149,034	95,831
Total	$ 793,140	$ 697,228	$ 363,731